Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	701,087,807.25	31,650
Yield Supplement Overcollateralization Amount 10/31/16	28,961,673.69	0
Receivables Balance 10/31/16	730,049,480.94	31,650
Principal Payments	22,125,508.38	475
Defaulted Receivables	2,275,479.58	95
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	27,763,366.33	0
Pool Balance at 11/30/16	677,885,126.65	31,080

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.83%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	11,730,582.50	507
Past Due 61-90 days	2,788,405.68	120
Past Due 91-120 days	548,474.02	22
Past Due 121+ days	0.00	0
Total	15,067,462.20	649

Total 31+ Delinquent as % Ending Pool Balance	2.22%
Total 61+ Delinquent as % Ending Pool Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	1,094,465.93
Aggregate Net Losses/(Gains) - November 2016	1,181,013.65
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.94%
Prior Net Losses Ratio	1.39%
Second Prior Net Losses Ratio	1.44%
Third Prior Net Losses Ratio	1.11%
Four Month Average	1.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	30,504,830.70
Actual Overcollateralization	30,504,830.70
Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	58.75

Flow of Funds	$ Amount

Collections	25,657,648.32
Investment Earnings on Cash Accounts	6,594.85
Servicing Fee	(608,374.57)
Transfer to Collection Account	0.00
Available Funds	25,055,868.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	854,179.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,158,559.97
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,043,128.89

Total Distributions of Available Funds	25,055,868.60

Servicing Fee	608,374.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 11/15/16	669,538,855.92
Principal Paid	22,158,559.97
Note Balance @ 12/15/16	647,380,295.95

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2
Note Balance @ 11/15/16	314,708,855.92
Principal Paid	22,158,559.97
Note Balance @ 12/15/16	292,550,295.95
Note Factor @ 12/15/16	83.1108795%

Class A-3
Note Balance @ 11/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	262,000,000.00
Note Factor @ 12/15/16	100.0000000%

Class A-4
Note Balance @ 11/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	74,800,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	18,030,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	854,179.74
Total Principal Paid	22,158,559.97
Total Paid	23,012,739.71

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	346,179.74
Principal Paid	22,158,559.97
Total Paid to A-2 Holders	22,504,739.71

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9945854
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.8008686
Total Distribution Amount	26.7954540

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.9834652
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.9504545
Total A-2 Distribution Amount	63.9339197

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/16	2,196,494.13
Investment Earnings	567.52
Investment Earnings Paid	(567.52)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13